Consolidated and Combined Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consolidated and Combined Statements of Financial Position [Abstract]
Allowance for receivables (in dollars)	$ 2	$ 1
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000
Common stock, shares issued (in shares)	84,545,152
Common stock, shares outstanding (in shares)	84,545,152